Borrowings (Tables)	12 Months Ended
Dec. 31, 2019
Borrowings
Schedule of borrowings

	As of December 31,
	2018	2019
Amounts due within one year	446,144	115,572
Less: unamortized deferred loan issuance costs	(5,755)	(5,750)
Borrowings—current portion	440,389	109,822
Amounts due after one year	939,682	1,250,059
Less: unamortized deferred loan issuance costs	(14,271)	(13,857)
Borrowings—non-current portion	925,411	1,236,202
Total	1,365,800	1,346,024

Borrowings repayment schedule

As of
December 31,
2019
Not later than one year	115,572
Later than one year and not later than three years	551,732
Later than three years and not later than five years	429,372
Later than five years	268,955
Total	1,365,631